SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 600
2026	600
2027	600
2028	475
2029	349
Thereafter	860
Total amortization	$ 3,484